INCOME TAXES (Details 4) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (3,055)	$ (7,531)	$ (13,624)	$ (16,428)	$ (22,145)	$ (19,102)	$ (12,642)
Statutory tax rate					23.00%	23.00%	23.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate					$ (5,093)	$ (4,393)	$ (2,908)
Income tax at rate other than the Israeli statutory tax rate					56	(2)	7
Non-deductible expenses including equity-based compensation expenses and other					0	262	102
Operating losses and other temporary differences for which valuation allowance was provided					5,410	5,375	3,669
Permanent differences					(342)	(775)	(784)
Adjustment in respect of prior years					(43)	0	0
Other					0	0	8
Actual tax expense (benefit)					$ (12)	$ 467	$ 94